Share Based Award Plan - Additional Information (Detail) (Baidu, Inc.) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2000 Plan	Dec. 31, 2012 Share Option Under 2000 Plan	Dec. 31, 2012 2008 Plan	Dec. 31, 2012 Share Option Except ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Y	Dec. 31, 2012 ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Maximum Y	Dec. 31, 2012 ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Minimum	Dec. 31, 2012 Restricted Stock USD ($)	Dec. 31, 2012 Restricted Stock CNY	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY	Dec. 31, 2012 Restricted Stock Maximum	Dec. 31, 2012 Restricted Stock Minimum	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options USD ($)	Dec. 31, 2010 Stock Options CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan		5,040,000		3,428,777
Percentage of share-based awards granted generally vest after the first year of service			25.00%
Remaining vesting period			36 months
Maximum contractual term of share-based awards granted					10	5
Percentage of voting power	10.00%
Percentage of the fair market value of the entity's ordinary shares							110.00%
Shares vesting term (in years)												4 years	2 years
Total intrinsic value of options exercised														$ 32.25	200.91		275.86		263.97
Unrecognized share-based compensation cost								102.81	640.50					50.97	317.54
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)								3 years 22 days	3 years 22 days					3 years 7 months 2 days	3 years 7 months 2 days
The weighted-average grant-date fair value of options granted during respective years														$ 323.00		$ 432.68		$ 279.69
Total fair value of shares vested during respective years, restricted shares								$ 20.66	128.70	198.77	237.71